Employee Benefit Plans (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plan [Member]
Net periodic cost and other amounts recognized in OCI
Service cost	$ 1,315	$ 1,169	$ 3,886
Interest cost	2,159	2,051	2,200
Expected return on plan assets	(2,771)	(2,497)	(1,683)
Amortization of unrecognized prior service (credit) cost	(141)	(38)	689
Amortization of net loss			426
Curtailment credit		(1,910)
Net periodic cost	562	(1,225)	5,518
Prior service (credit) cost arising during period	0	(2,770)
Net gain loss arising during period	11,787	(2,044)	(4,595)
Amortization of:
Prior service cost (credit)	141	38	(689)
Net actuarial gain	0		(426)
Total amount recognized in OCI	11,928	(4,776)	(5,710)
Total recognized in net periodic cost and OCI	12,490	(6,001)	(192)
SERP [Member]
Net periodic cost and other amounts recognized in OCI
Service cost	5,197	4,661	4,437
Interest cost	3,434	3,728	2,469
Expected return on plan assets	0
Amortization of unrecognized prior service (credit) cost	1,696	1,697	1,704
Amortization of net loss	1,533	1,459	1
Curtailment credit
Net periodic cost	11,860	11,545	8,611
Prior service (credit) cost arising during period	0	(24)
Net gain loss arising during period	5,225	4,396	13,028
Amortization of:
Prior service cost (credit)	(1,696)	(1,697)	(1,704)
Net actuarial gain	(1,533)	(1,459)	(1)
Total amount recognized in OCI	1,996	1,216	11,323
Total recognized in net periodic cost and OCI	$ 13,856	$ 12,761	$ 19,934